Leases	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Leases
Leases

4. Leases

The Company mainly leases commercial space for its relaxation salon from external third parties, which are either operated by the Company or a franchisee and also enters into contracts with franchisees subleasing partial spaces of leased properties under the terms and conditions that are substantially the same as the head lease contracts. As of June 30, 2024 and 2023, the Company had 238 and 237 leased salons, respectively, of which 86 and 96 salons, respectively were subleased.

Operating Leases

Lessee

There are no lease transactions classified as finance leases for the six months ended June 30, 2024 and 2023.

The table below summarizes the components of operating lease costs related to operating leases:

	Thousands of Yen
	Six Months Ended June 30,
	2024	2023
Fixed lease cost (1)	¥455,243	¥458,069
Variable lease cost (1)	19,927	19,676
Short-term cost	11,598	23,550
Total	¥486,768	¥501,295
(1)	This includes amounts recoverable from sublessees for the six months ended June 30, 2024 and 2023, respectively. See sublease revenues below.

There are no sale-and leaseback transactions conducted in the six months ended June 30, 2024 and 2023.

Supplementary information on cash flow and other information for leasing activities for the six months ended June 30, 2024 and 2023 are as follows:

	Thousands of Yen
	Six Months Ended June 30,
	2024	2023
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows	¥486,768	¥501,295
Right-of-use assets obtained in exchange for lease liabilities	271,225	459,137
Weighted average remaining lease term (in years)	3.5	3.8
Weighted average discount rate	2.02%	2.03%

Maturity analysis of future minimum lease payments under non-cancellable leases subsequent to June 30, 2024 are as follows:

Thousands of Yen
Year ending December 31:
2024 (remainder)	¥399,345
2025	657,622
2026	460,759
2027	268,606
2028	150,570
2029 and thereafter	97,381
Total	2,034,283
Less: Interest component	69,841
Present value of minimum lease payments	¥1,964,442

The amount of ¥741,511 thousand and ¥1,222,931 thousand of the discounted present value of minimum lease payment are included in current portion of lease liability and lease liability — net of current portion, respectively, in the condensed consolidated balance sheets.

Subleases

The Company leases space from commercial facility landlords which in turn it subleases to certain franchisees of its relaxation salons. Sublease revenues are as follows for the six months ended June 30, 2024 and 2023, and included in franchise revenues:

	Thousands of Yen
	Six Months Ended June 30,
	2024	2023
Fixed sublease income	¥152,367	¥178,733
Variable sublease income	7,037	9,224
Total	¥159,404	¥187,957

Expected future minimum lease collections to be received under non-cancellable subleases subsequent to June 30, 2024 are as follows:

Thousands of Yen
Year ending December 31:
2024 (remainder)	¥124,337
2025	206,660
2026	121,732
2027	49,417
2028	25,043
2029 and thereafter	21,340
Total	¥548,529

There are no lease transactions classified as sale-type leases and direct financing leases for the six months ended June 30, 2024 and 2023.

7.  Leases

The Company mainly leases commercial space for its relaxation salon from external third parties, which are either operated by the Company or a franchisee and also enters into contracts with franchisees subleasing partial spaces of leased properties under the terms and conditions that are substantially the same as the head lease contracts. As of December 31, 2023, 2022 and 2021, the Company had 232, 235 and 235 leased salons, respectively, of which 89, 104 and 115 salons, respectively were subleased.

Operating Leases

Lessee

There are no lease transactions classified as finance leases for the years ended December 31, 2023, 2022 and 2021.

The table below summarizes the components of operating lease costs related to operating leases for the year ended December 31, 2023, 2022 and 2021:

	Thousands of Yen
	2023	2022	2021
Fixed lease cost (a)	¥893,347	¥866,730	¥801,292
Variable lease cost (b)	45,410	40,661	33,167
Short-term cost	44,115	19,977	38,876
Total	¥982,872	¥927,368	¥873,335
(a)	This includes amounts recoverable from sublessees as fixed sublease income. See the table of sublease income in Subleases below for more details.
(b)	This includes amounts recoverable from sublessees as variable sublease income. See the table of sublease income in Subleases below for more details.

There are no sale-and leaseback transactions conducted in the years ended December 31, 2023, 2022 and 2021.

Supplementary information on cash flow and other information for leasing activities for the year ended December 31, 2023, 2022 and 2021 are as follows:

	Thousands of Yen
	2023	2022	2021
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows	¥982,872	¥938,095	¥881,822
Right-of-use assets obtained in exchange for lease liabilities	931,521	673,468	917,135
Weighted average remaining lease term (in years)	3.7	3.7	3.2
Weighted average discount rate	2.02%	2.12%	1.64%

Maturity analysis of future minimum lease payments under non-cancellable leases subsequent to December 31, 2023 are as follows:

Thousands of Yen
Year ending December 31:
2024	¥783,761
2025	560,888
2026	389,086
2027	239,680
2028	132,409
2029 and thereafter	86,669
Total	2,192,493
Less: Interest component	(94,441)
Present value of minimum lease payments	¥2,098,052

The amount of ¥763,422 thousand and ¥1,334,630 thousand of the discounted present value of minimum lease payment are included in current portion of lease liability and lease liability — net of current portion, respectively, in the consolidated balance sheets.

Subleases

The Company leases space from commercial facility landlords which in turn it subleases to certain franchisees of its relaxation salons. Sublease revenues are as follows for the years ended December 31, 2023, 2022 and 2021, and included in franchise revenues:

	Thousands of Yen
	2023	2022	2021
Fixed sublease income	¥344,875	¥429,419	¥420,138
Variable sublease income	19,492	22,256	17,838
Total	¥364,367	¥451,675	¥437,976

Expected future minimum lease collections to be received under non-cancellable subleases subsequent to December 31, 2023 are as follows:

Thousands of Yen
Year ending December 31:
2024	¥250,565
2025	180,614
2026	103,085
2027	46,203
2028	25,043
2029 and thereafter	21,340
Total	¥626,850

There are no lease transactions classified as sale-type leases and direct financing leases for the years ended December 31, 2023, 2022 and 2021.